COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Lease Payments Under Non Cancelable Terms (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Other Commitments [Line Items]
2022 (remaining payments)		$ 3,017
2023		1,272
2024		873
2025		900
2026		927
Thereafter		1,853
Total minimum lease payments		$ 8,842
Branded Online Inc dba Nogin [Member]
Other Commitments [Line Items]
2022 (remaining payments)	$ 1,353
2023	1,272
2024	873
2025	900
2026	927
Thereafter	1,853
Total minimum lease payments	$ 7,178